Income Taxes - Summary of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforward	$ 39,939	$ 531
Startup/Organization Expenses	202,776
Business combination expenses	2,494,698
Total deferred tax assets, net	2,737,413	531
Valuation Allowance	(2,737,413)	(531)
Deferred tax liability, net of valuation allowance